TAXES IN INSTALLMENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Unclassified consolidates taxes in installments	R$ 464,827	R$ 204,419
Federal REFIS debts and other tax installment payment plans, current	280,721	51,999
Federal REFIS debts and other tax installment payment plans, noncurrent	184,106	152,420
Federal Refis Law 1 [Member]
IfrsStatementLineItems [Line Items]
Unclassified consolidates taxes in installments	17,585	18,499
Federal Refis Law 2 [Member]
IfrsStatementLineItems [Line Items]
Unclassified consolidates taxes in installments	39,522	43,352
Other Taxes In Installments [Member]
IfrsStatementLineItems [Line Items]
Unclassified consolidates taxes in installments	R$ 407,720	R$ 142,568